Commitments - Summary of Contractual Obligations (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)
Disclosure of Detailed Information About Borrowings [Line Items]
Long-term debt	$ 9,892	$ 11,379	$ 177,022	$ 235,016
Finance lease obligations	175	107
Convertible notes	906	1,205
Total debt and other financial obligations	10,973	12,691
Operating leases	494	515
Interest payments on debt	3,073	3,996
Pension plans and other benefits	1,587	1,414
Purchases of raw materials, fuel and energy	4,326	4,440
Total contractual obligations	20,453	$ 23,056	401,901	477,720
Less than 1 year [Member]
Disclosure of Detailed Information About Borrowings [Line Items]
Long-term debt	798		(15,685)	$ (752)
Finance lease obligations	36
Convertible notes	379
Total debt and other financial obligations	1,213
Operating leases	109
Interest payments on debt	448
Pension plans and other benefits	156
Purchases of raw materials, fuel and energy	649
Total contractual obligations	2,575		50,599
1-3 years [Member]
Disclosure of Detailed Information About Borrowings [Line Items]
Long-term debt	519
Finance lease obligations	87
Convertible notes	527
Total debt and other financial obligations	1,133
Operating leases	181
Interest payments on debt	968
Pension plans and other benefits	307
Purchases of raw materials, fuel and energy	810
Total contractual obligations	3,399		66,790
3-5 Years [Member]
Disclosure of Detailed Information About Borrowings [Line Items]
Long-term debt	2,411
Finance lease obligations	52
Convertible notes	0
Total debt and other financial obligations	2,463
Operating leases	136
Interest payments on debt	809
Pension plans and other benefits	316
Purchases of raw materials, fuel and energy	866
Total contractual obligations	4,590		90,193
More than 5 Years [Member]
Disclosure of Detailed Information About Borrowings [Line Items]
Long-term debt	6,164		120,275
Finance lease obligations	0
Convertible notes	0
Total debt and other financial obligations	6,164
Operating leases	68
Interest payments on debt	848
Pension plans and other benefits	808
Purchases of raw materials, fuel and energy	2,001
Total contractual obligations	$ 9,889		$ 194,319